OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long Term Assets

(in thousands of $)	2017	2016
Seller's credit receivable long-term portion	1,500	2,000
Deferred tax asset	294	343
Prepaid charterhire expenses (straight-lining of lease expense)	8,887	5,184
Other long term assets	10,681	7,527

Schedule Of Outstanding Sellers Credit Receivable	As of December 31, 2017, the outstanding seller's credit receivable falls due as follows:

(in thousands of $)
2018	500
2019	1,500
2020	—
2021	—
2022	—
Thereafter	—
2,000